American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2020

Small Company - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.7%
Aerospace and Defense — 0.9%
Axon Enterprise, Inc.(1)	43,739	3,095,409
Air Freight and Logistics — 0.8%
Echo Global Logistics, Inc.(1)	70,816	1,209,537
Forward Air Corp.	15,734	796,927
Hub Group, Inc., Class A(1)	21,371	971,740
		2,978,204
Auto Components — 1.2%
Dana, Inc.	50,415	393,741
Gentherm, Inc.(1)	35,072	1,101,261
LCI Industries	39,671	2,651,213
		4,146,215
Banks — 6.7%
Bancorp, Inc. (The)(1)	87,137	528,922
Bank of NT Butterfield & Son Ltd. (The)	103,108	1,755,929
Banner Corp.	29,337	969,295
Cathay General Bancorp.	57,156	1,311,730
Central Pacific Financial Corp.	40,310	640,929
Community Bank System, Inc.	53,834	3,165,439
Eagle Bancorp, Inc.	23,006	695,011
First Citizens BancShares, Inc., Class A	4,218	1,404,046
First Commonwealth Financial Corp.	190,246	1,738,848
First Financial Bancorp	52,407	781,388
First Merchants Corp.	43,698	1,157,560
First Midwest Bancorp, Inc.	77,318	1,023,304
Independent Bank Corp. (Michigan)	53,622	690,115
International Bancshares Corp.	32,431	871,745
National Bank Holdings Corp., Class A	53,074	1,268,469
PacWest Bancorp	43,775	784,448
Park National Corp.	2,888	224,224
Renasant Corp.	37,828	826,164
Sandy Spring Bancorp, Inc.	6,869	155,514
United Community Banks, Inc.	57,371	1,050,463
Valley National Bancorp	120,225	878,845
WesBanco, Inc.	26,151	619,779
Western Alliance Bancorp	44,630	1,366,124
		23,908,291
Beverages — 1.4%
Boston Beer Co., Inc. (The), Class A(1)	7,002	2,573,655
Coca-Cola Consolidated, Inc.	3,276	683,144
MGP Ingredients, Inc.	8,858	238,192
National Beverage Corp.(1)	36,770	1,568,241
		5,063,232

Biotechnology — 5.9%
Akebia Therapeutics, Inc.(1)	75,223	570,190
Anika Therapeutics, Inc.(1)	17,848	515,986
Arena Pharmaceuticals, Inc.(1)	35,256	1,480,752
Arrowhead Pharmaceuticals, Inc.(1)	28,011	805,877
CareDx, Inc.(1)	62,439	1,363,044
Eagle Pharmaceuticals, Inc.(1)	26,888	1,236,848
Enanta Pharmaceuticals, Inc.(1)	18,118	931,809
Esperion Therapeutics, Inc.(1)(2)	30,712	968,349
Exelixis, Inc.(1)	171,512	2,953,437
Heron Therapeutics, Inc.(1)	23,157	271,863
Iovance Biotherapeutics, Inc.(1)	19,063	570,651
Ironwood Pharmaceuticals, Inc.(1)	183,557	1,852,090
Natera, Inc.(1)	35,943	1,073,258
Principia Biopharma, Inc.(1)	15,279	907,267
PTC Therapeutics, Inc.(1)	41,148	1,835,612
Radius Health, Inc.(1)	53,410	694,330
Vanda Pharmaceuticals, Inc.(1)	97,606	1,011,198
Veracyte, Inc.(1)	31,165	757,621
Vericel Corp.(1)	67,266	616,829
Voyager Therapeutics, Inc.(1)	87,061	796,608
		21,213,619
Building Products — 2.5%
Advanced Drainage Systems, Inc.	90,340	2,659,610
Builders FirstSource, Inc.(1)	138,704	1,696,350
Patrick Industries, Inc.	50,428	1,420,052
PGT Innovations, Inc.(1)	85,168	714,560
Quanex Building Products Corp.	74,466	750,617
Trex Co., Inc.(1)	9,994	800,919
Universal Forest Products, Inc.	21,526	800,552
		8,842,660
Capital Markets — 2.6%
Artisan Partners Asset Management, Inc., Class A	34,108	732,981
Blucora, Inc.(1)	59,942	722,301
Cohen & Steers, Inc.	28,419	1,291,644
Diamond Hill Investment Group, Inc.	8,095	730,493
Evercore, Inc., Class A	45,100	2,077,306
Hercules Capital, Inc.	86,211	658,652
Moelis & Co., Class A	46,781	1,314,546
Solar Capital Ltd.	16,285	189,557
Waddell & Reed Financial, Inc., Class A	131,032	1,491,144
		9,208,624
Chemicals — 0.6%
Sensient Technologies Corp.	39,293	1,709,638
Trinseo SA	21,278	385,345
		2,094,983
Commercial Services and Supplies — 3.5%
Cimpress plc(1)	31,192	1,659,414
Deluxe Corp.	94,334	2,446,081

Healthcare Services Group, Inc.	32,073	766,865
Herman Miller, Inc.	36,663	813,919
HNI Corp.	106,552	2,684,045
Knoll, Inc.	154,633	1,595,813
Matthews International Corp., Class A	40,876	988,790
Steelcase, Inc., Class A	67,722	668,416
Tetra Tech, Inc.	14,325	1,011,632
		12,634,975
Communications Equipment — 1.8%
Ciena Corp.(1)	26,559	1,057,314
Comtech Telecommunications Corp.	73,836	981,281
Extreme Networks, Inc.(1)	453,604	1,401,636
Harmonic, Inc.(1)	153,469	883,982
Lumentum Holdings, Inc.(1)	11,903	877,251
NetScout Systems, Inc.(1)	50,429	1,193,654
		6,395,118
Construction and Engineering — 1.2%
Comfort Systems USA, Inc.	20,908	764,187
EMCOR Group, Inc.	17,400	1,066,968
MasTec, Inc.(1)	65,567	2,146,008
Tutor Perini Corp.(1)	47,933	322,110
		4,299,273
Consumer Finance — 1.3%
Credit Acceptance Corp.(1)	3,057	781,645
Enova International, Inc.(1)	114,031	1,652,309
Green Dot Corp., Class A(1)	57,211	1,452,587
LendingTree, Inc.(1)	2,511	460,492
World Acceptance Corp.(1)	2,669	145,754
		4,492,787
Containers and Packaging — 0.1%
Myers Industries, Inc.	23,879	256,699
Diversified Consumer Services — 1.5%
Chegg, Inc.(1)	78,455	2,807,120
K12, Inc.(1)	58,461	1,102,575
Perdoceo Education Corp.(1)	61,937	668,300
WW International, Inc.(1)	44,241	748,115
		5,326,110
Diversified Financial Services — 0.2%
Compass Diversified Holdings	51,941	696,009
Diversified Telecommunication Services — 1.6%
Cogent Communications Holdings, Inc.	71,518	5,862,330
Electrical Equipment — 0.4%
Atkore International Group, Inc.(1)	30,488	642,382
Generac Holdings, Inc.(1)	10,084	939,526
		1,581,908
Electronic Equipment, Instruments and Components — 1.5%
Belden, Inc.	6,201	223,732
Insight Enterprises, Inc.(1)	18,207	767,061
OSI Systems, Inc.(1)	31,440	2,166,845

Sanmina Corp.(1)	7,981	217,722
Tech Data Corp.(1)	9,744	1,275,002
Vishay Precision Group, Inc.(1)	36,382	730,550
		5,380,912
Energy Equipment and Services — 0.6%
Cactus, Inc., Class A	41,290	478,964
DMC Global, Inc.	28,126	647,179
Nabors Industries Ltd.	208,115	81,186
NexTier Oilfield Solutions, Inc.(1)	180,165	210,793
SEACOR Holdings, Inc.(1)	27,086	730,239
		2,148,361
Entertainment — 0.6%
Glu Mobile, Inc.(1)	165,136	1,038,706
IMAX Corp.(1)	129,843	1,175,079
		2,213,785
Equity Real Estate Investment Trusts (REITs) — 4.8%
Alexander & Baldwin, Inc.	238,091	2,671,381
Alexander's, Inc.	7,475	2,062,726
CareTrust REIT, Inc.	62,821	929,123
Chatham Lodging Trust	43,124	256,157
CoreCivic, Inc.	64,534	720,845
CorEnergy Infrastructure Trust, Inc.	41,901	770,140
EastGroup Properties, Inc.	9,323	974,067
EPR Properties	7,607	184,242
Equity Lifestyle Properties, Inc.	5,818	334,419
GEO Group, Inc. (The)	104,919	1,275,815
Independence Realty Trust, Inc.	40,149	358,932
Life Storage, Inc.	12,390	1,171,474
LTC Properties, Inc.	40,799	1,260,689
Monmouth Real Estate Investment Corp.	15,161	182,690
National Health Investors, Inc.	14,315	708,879
Omega Healthcare Investors, Inc.	42,104	1,117,440
Physicians Realty Trust	52,163	727,152
Retail Opportunity Investments Corp.	108,857	902,424
Saul Centers, Inc.	5,120	167,629
Tanger Factory Outlet Centers, Inc.	85,797	428,985
		17,205,209
Food and Staples Retailing — 0.2%
Performance Food Group Co.(1)	26,442	653,646
Food Products — 2.1%
Calavo Growers, Inc.	15,494	893,849
Freshpet, Inc.(1)	52,483	3,352,089
John B Sanfilippo & Son, Inc.	13,945	1,246,683
Lancaster Colony Corp.	4,053	586,226
Pilgrim's Pride Corp.(1)	20,905	378,799
Tootsie Roll Industries, Inc.	24,286	873,342
		7,330,988
Health Care Equipment and Supplies — 6.4%
Cardiovascular Systems, Inc.(1)	49,779	1,752,719
Inogen, Inc.(1)	21,677	1,119,834

Integra LifeSciences Holdings Corp.(1)	5,933	265,027
iRhythm Technologies, Inc.(1)	9,861	802,192
Natus Medical, Inc.(1)	50,102	1,158,859
Nevro Corp.(1)	15,379	1,537,592
Novocure Ltd.(1)	50,070	3,371,714
NuVasive, Inc.(1)	66,661	3,377,046
Orthofix Medical, Inc.(1)	30,716	860,355
Penumbra, Inc.(1)	1,056	170,364
Quidel Corp.(1)	34,768	3,400,658
STAAR Surgical Co.(1)	55,125	1,778,333
Surmodics, Inc.(1)	30,739	1,024,224
Tandem Diabetes Care, Inc.(1)	32,088	2,064,863
		22,683,780
Health Care Providers and Services — 2.4%
Amedisys, Inc.(1)	12,227	2,244,144
AMN Healthcare Services, Inc.(1)	58,237	3,366,681
BioTelemetry, Inc.(1)	17,430	671,229
Ensign Group, Inc. (The)	25,173	946,756
HealthEquity, Inc.(1)	28,001	1,416,571
		8,645,381
Health Care Technology — 1.5%
Omnicell, Inc.(1)	14,771	968,682
Teladoc Health, Inc.(1)	18,161	2,815,137
Vocera Communications, Inc.(1)	72,896	1,548,311
		5,332,130
Hotels, Restaurants and Leisure — 1.4%
BJ's Restaurants, Inc.	31,318	435,007
Bloomin' Brands, Inc.	54,913	392,079
Cheesecake Factory, Inc. (The)	19,750	337,330
Cracker Barrel Old Country Store, Inc.	11,885	989,070
Dave & Buster's Entertainment, Inc.	32,718	427,951
Texas Roadhouse, Inc.	55,834	2,305,944
Wingstop, Inc.	2,623	209,053
		5,096,434
Household Durables — 0.6%
Installed Building Products, Inc.(1)	37,315	1,487,749
iRobot Corp.(1)	15,163	620,167
		2,107,916
Household Products — 0.7%
Central Garden & Pet Co., Class A(1)	93,251	2,384,428
Independent Power and Renewable Electricity Producers — 1.4%
Clearway Energy, Inc., Class C	132,544	2,491,827
TerraForm Power, Inc., Class A	154,055	2,429,448
		4,921,275
Industrial Conglomerates — 0.2%
Raven Industries, Inc.	40,825	866,715
Insurance — 2.1%
Enstar Group Ltd.(1)	7,779	1,237,250
National General Holdings Corp.	144,408	2,389,953

Stewart Information Services Corp.	72,573	1,935,522
Third Point Reinsurance Ltd.(1)	122,376	906,806
Trupanion, Inc.(1)	35,213	916,594
		7,386,125
Internet and Direct Marketing Retail — 1.6%
1-800-Flowers.com, Inc., Class A(1)	59,471	786,802
PetMed Express, Inc.	10,138	291,772
Shutterstock, Inc.	86,702	2,788,336
Stamps.com, Inc.(1)	14,216	1,849,217
		5,716,127
IT Services — 2.0%
Cardtronics plc, Class A(1)	29,135	609,504
MAXIMUS, Inc.	72,610	4,225,902
NIC, Inc.	56,978	1,310,494
TTEC Holdings, Inc.	25,728	944,732
		7,090,632
Leisure Products — 0.2%
Malibu Boats, Inc., Class A(1)	23,021	662,775
Life Sciences Tools and Services — 0.4%
Medpace Holdings, Inc.(1)	16,950	1,243,791
NanoString Technologies, Inc.(1)	7,930	190,716
		1,434,507
Machinery — 3.6%
Astec Industries, Inc.	33,179	1,160,270
EnPro Industries, Inc.	59,303	2,347,213
Franklin Electric Co., Inc.	21,916	1,032,901
Hillenbrand, Inc.	67,612	1,292,065
John Bean Technologies Corp.	10,529	781,989
Mueller Industries, Inc.	63,928	1,530,436
Navistar International Corp.(1)	14,538	239,732
Proto Labs, Inc.(1)	8,778	668,269
Rexnord Corp.	38,684	876,966
Tennant Co.	11,872	687,982
TriMas Corp.(1)	41,928	968,537
Wabash National Corp.	22,595	163,136
Watts Water Technologies, Inc., Class A	13,660	1,156,319
		12,905,815
Media — 0.7%
Gannett Co., Inc.	98,634	145,978
Meredith Corp.	32,055	391,712
MSG Networks, Inc., Class A(1)	177,325	1,808,715
		2,346,405
Metals and Mining — 0.7%
Commercial Metals Co.	15,469	244,255
Kaiser Aluminum Corp.	11,349	786,259
Materion Corp.	30,098	1,053,731
Warrior Met Coal, Inc.	13,756	146,089
Worthington Industries, Inc.	7,505	197,006
		2,427,340

Multiline Retail — 0.1%
Dillard's, Inc., Class A(2)	13,977	516,450
Oil, Gas and Consumable Fuels — 0.8%
CVR Energy, Inc.	106,303	1,757,189
Delek US Holdings, Inc.	18,458	290,898
Golar LNG Ltd.	26,641	209,931
Magnolia Oil & Gas Corp., Class A(1)	73,787	295,148
Par Pacific Holdings, Inc.(1)	15,804	112,208
PDC Energy, Inc.(1)	45,580	283,052
		2,948,426
Paper and Forest Products — 0.7%
Boise Cascade Co.	48,479	1,152,830
Schweitzer-Mauduit International, Inc.	46,263	1,287,037
		2,439,867
Personal Products — 1.1%
elf Beauty, Inc.(1)	81,671	803,643
Medifast, Inc.(2)	17,227	1,076,688
USANA Health Sciences, Inc.(1)	38,119	2,201,753
		4,082,084
Pharmaceuticals — 2.6%
Amneal Pharmaceuticals, Inc.(1)	129,845	451,861
ANI Pharmaceuticals, Inc.(1)	6,443	262,488
Collegium Pharmaceutical, Inc.(1)	40,793	666,150
Corcept Therapeutics, Inc.(1)	119,590	1,421,925
Horizon Therapeutics plc(1)	36,586	1,083,677
Innoviva, Inc.(1)	142,949	1,681,080
Omeros Corp.(1)	23,277	311,213
Pacira BioSciences, Inc.(1)	48,358	1,621,444
Phibro Animal Health Corp., Class A	44,278	1,070,199
Supernus Pharmaceuticals, Inc.(1)	38,021	683,998
		9,254,035
Professional Services — 1.1%
ASGN, Inc.(1)	75,256	2,658,042
TriNet Group, Inc.(1)	8,165	307,494
TrueBlue, Inc.(1)	61,136	780,095
		3,745,631
Real Estate Management and Development — 0.2%
Newmark Group, Inc., Class A	102,881	437,244
RE/MAX Holdings, Inc., Class A	13,927	305,280
		742,524
Road and Rail — 0.6%
ArcBest Corp.	48,117	843,010
Marten Transport Ltd.	58,574	1,201,938
		2,044,948
Semiconductors and Semiconductor Equipment — 3.4%
Amkor Technology, Inc.(1)	25,953	202,174
Cirrus Logic, Inc.(1)	61,037	4,005,858
Diodes, Inc.(1)	33,025	1,341,971
Enphase Energy, Inc.(1)	6,614	213,566

FormFactor, Inc.(1)	32,596	654,854
Inphi Corp.(1)	26,579	2,104,260
Lattice Semiconductor Corp.(1)	61,389	1,093,952
MaxLinear, Inc.(1)	29,488	344,125
Onto Innovation, Inc.(1)	41,626	1,235,043
Synaptics, Inc.(1)	15,537	899,126
		12,094,929
Software — 7.6%
Agilysys, Inc.(1)	34,938	583,465
Appfolio, Inc., Class A(1)	17,694	1,963,149
Aspen Technology, Inc.(1)	5,020	477,251
Box, Inc., Class A(1)	194,596	2,732,128
CommVault Systems, Inc.(1)	76,284	3,087,976
Fair Isaac Corp.(1)	866	266,460
Five9, Inc.(1)	25,218	1,928,168
HubSpot, Inc.(1)	4,249	565,924
j2 Global, Inc.	54,801	4,101,855
MobileIron, Inc.(1)	257,258	977,580
Model N, Inc.(1)	87,241	1,937,623
New Relic, Inc.(1)	8,512	393,595
Paylocity Holding Corp.(1)	7,410	654,451
Progress Software Corp.	45,647	1,460,704
Proofpoint, Inc.(1)	9,770	1,002,304
Q2 Holdings, Inc.(1)	15,644	923,935
RingCentral, Inc., Class A(1)	3,801	805,470
SPS Commerce, Inc.(1)	37,302	1,734,916
Workiva, Inc.(1)	12,512	404,513
Zendesk, Inc.(1)	17,809	1,139,954
		27,141,421
Specialty Retail — 1.8%
American Eagle Outfitters, Inc.	88,259	701,659
Bed Bath & Beyond, Inc.	30,370	127,858
Genesco, Inc.(1)	29,989	400,053
Lithia Motors, Inc., Class A	14,757	1,206,975
Rent-A-Center, Inc.	97,125	1,373,347
RH(1)	11,733	1,178,815
Signet Jewelers Ltd.	27,814	179,400
Sleep Number Corp.(1)	53,347	1,022,129
Zumiez, Inc.(1)	22,976	397,944
		6,588,180
Technology Hardware, Storage and Peripherals — 0.1%
Pure Storage, Inc., Class A(1)	41,303	508,027
Textiles, Apparel and Luxury Goods — 1.0%
Crocs, Inc.(1)	70,700	1,201,193
Deckers Outdoor Corp.(1)	7,237	969,758
Oxford Industries, Inc.	38,882	1,409,861
		3,580,812
Thrifts and Mortgage Finance — 0.6%
Essent Group Ltd.	47,335	1,246,804

Walker & Dunlop, Inc.	23,734	955,768
		2,202,572
Trading Companies and Distributors — 2.2%
Applied Industrial Technologies, Inc.	19,049	870,920
BMC Stock Holdings, Inc.(1)	156,228	2,769,923
GMS, Inc.(1)	124,026	1,950,929
NOW, Inc.(1)	276,145	1,424,908
Rush Enterprises, Inc., Class A	27,829	888,302
		7,904,982
Water Utilities — 0.4%
American States Water Co.	15,451	1,262,965
Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.	32,553	1,603,235
TOTAL COMMON STOCKS (Cost $437,278,280)		337,698,220
TEMPORARY CASH INVESTMENTS — 4.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $5,845,992), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $5,732,329)		5,732,327
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,973,341	11,973,341
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,705,668)		17,705,668
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $583,175)	583,175	583,175
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $455,567,123)		355,987,063
OTHER ASSETS AND LIABILITIES — 0.2%		795,312
TOTAL NET ASSETS — 100.0%		$356,782,375

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	187	June 2020	$9,350	$10,730,060	$735,416

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $571,230. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $583,175.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	337,698,220	—	—
Temporary Cash Investments	11,973,341	5,732,327	—
Temporary Cash Investments - Securities Lending Collateral	583,175	—	—
	350,254,736	5,732,327	—
Other Financial Instruments
Futures Contracts	735,416	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.